Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
BNY Mellon Global Fixed Income Fund | Class I
Prospectus:
Trading Symbol	SDGIX
BNY Mellon Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DHGAX
BNY Mellon Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DHGCX
BNY Mellon Global Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSDYX